BUSINESS COMBINATIONS (Detail Textuals) - Returngo Ltd [Member] $ in Thousands	Jul. 31, 2025 USD ($)
Acquired Indefinite-Lived Intangible Assets [Line Items]
Percentage of voting shares acquired	100.00%
Total purchase price	$ 18,957
Cash amount	18,889
Pre-acquisition service amount	68
Business combination, escrow	1,000
Business acquisition transaction cost	$ 325